GOODWILL AND OTHER INTANGIBLES - Changes in the Carrying Amount of Goodwill (Details) $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
Goodwill [Roll Forward]
Balance at beginning	$ 2,453
Foreign currency translation and other	2
Balance at ending	2,455
Agriculture
Goodwill [Roll Forward]
Balance at beginning	1,646
Foreign currency translation and other	3
Balance at ending	1,649
Construction
Goodwill [Roll Forward]
Balance at beginning	587
Foreign currency translation and other	1
Balance at ending	588
Commercial and Specialty Vehicles
Goodwill [Roll Forward]
Balance at beginning	62
Foreign currency translation and other	(2)
Balance at ending	60
Powertrain
Goodwill [Roll Forward]
Balance at beginning	5
Foreign currency translation and other	0
Balance at ending	5
Financial Services
Goodwill [Roll Forward]
Balance at beginning	153
Foreign currency translation and other	0
Balance at ending	$ 153